Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
BASIS OF PRESENTATION OF THE FINANCIAL STATEMENTS:
A.	BASIS OF PRESENTATION OF THE FINANCIAL STATEMENTS:

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Group’s financial statements have been prepared on a historical cost basis, except for the following:

(1)	Financial instruments at fair value through profit or loss;
(2)	Employee benefit liabilities, net;
(3)	Employee share options;
(4)	Provisions;
(5)	Counterparties;
(6)	Receivable from omnibus accounts;
(7)	Payable to users;
(8)	Cryptoassets;
(9)	Other short-term liabilities;
(10)	Other long-term liabilities

The Company has elected to present the statement of profit or loss using the function of expense method.

BUSINESS COMBINATIONS AND GOODWILL:
B.	BUSINESS COMBINATIONS AND GOODWILL:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

The Company allocates the fair value of the purchase price to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair value. The excess of the fair value of the purchase price over the fair values of these identifiable assets and liabilities is recorded as goodwill (see below). Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired technology and discount rates.

Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the finalization of the measurement period, any subsequent adjustments are recorded to earnings.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. The Company reviews goodwill for impairment once a year, as of December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods. The Company did not recognise any impairment loss for the years ended December 31, 2025, 2024 and 2023.

FUNCTIONAL CURRENCY, PRESENTATION CURRENCY AND FOREIGN CURRENCY:
C.	FUNCTIONAL CURRENCY, PRESENTATION CURRENCY AND FOREIGN CURRENCY:
(1)	Functional currency and presentation currencies:

The consolidated financial statements are presented in USD, which is the Company’s functional currency since its revenues and a major part of its expenses are denominated in USD. For each subsidiary, the Group determines the functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. The functional currency of all the Group’s subsidiaries is the USD.

(2)	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting date into the functional currency at the exchange rate at that date. Exchange rates, other than those capitalized to qualifying assets, are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

CASH AND CASH EQUIVALENTS:
D.	CASH AND CASH EQUIVALENTS:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and are held for the purpose of meeting short-term cash commitments. The balance of cash and cash equivalents also includes cash held in accounts managed by online payment platforms.

SHORT-TERM INVESTMENTS:
E.	SHORT-TERM INVESTMENTS:
Short-term investments are bank deposits with an original maturity of more than three months but less than one year from the date of investment.
SEGREGATED USER FUNDS:
F.	SEGREGATED USER FUNDS:

Cash, equities and cryptoassets are held by the Group on behalf of the users: the Group commonly acts in a variety of arrangements as custodian, trustee or other fiduciary capacities that result in the holding of assets on behalf of users. Such assets are maintained in segregated accounts or segregated cryptoasset wallets in accordance with the relevant regulatory framework and/or legal framework and are held for the benefit of the user who remains the legal and/or beneficial owner of these assets.

These arrangements are subject to regulation (when applicable), as well as industry custom and practice. These assets (excluding certain cash balances that the Company has title and legal right, (hence, control) in the Seychelles and ME entities, which are classified under ‘Payable to users’) are not included in the Group’s statement of financial position as the ability to control the assets is restricted and since the contractual terms and economic substance of the arrangements do not meet IFRS requirements for the recognition of an asset.

The determination of control as noted above is also based on several indicators that mainly examine who is entitled to the economic benefits derived from the cash flows arising from these assets, and which party has a secured claim in case of the insolvency of each party to the arrangement including the institution where the funds are held. This determination is re-examined when there is a change in circumstances, laws, regulations and contracts with the client.

Per above, the Company applies the de-recognition provisions of IFRS 9, Financial Instruments (“IFRS 9”) to determine whether cash and equities should be reflected on the statements of financial position. IFRS 9’s de-recognition provisions are assessed on user funds in cash and equities. See Note 2v for details regarding de-recognition of financial assets.

The Company applies IFRS 15, Revenues from Contracts with Customers (“IFRS 15”), in cryptoasset transactions where it acts as principal, to determine when control of the cryptoassets has been transferred to users and when they should be de-recognized from the Company’s statements of financial position.

RECEIVABLE FROM OMNIBUS ACCOUNTS AND PAYABLE TO USERS:
G.	RECEIVABLE FROM OMNIBUS ACCOUNTS AND PAYABLE TO USERS:

As part of its business, the Group receives from its users’ deposits to secure their trading positions.

Assets or liabilities resulting from profit or loss on open positions are carried at fair value.

Receivable from omnibus accounts and payable to users represent users’ equity that is not held in segregated accounts and cryptoasset wallets, where the combination of users’ deposits and the valuation of financial derivative open positions results in an amount payable by or receivable to the Group, and are classified as current assets or liabilities.

See Note 13 for balances held in segregated user funds.

PROPERTY AND EQUIPMENT, NET:
H.	PROPERTY AND EQUIPMENT, NET:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses, if any.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

% - Depreciation Per Year
Computers and peripheral equipment	20 - 33
Office furniture and equipment	7 - 15
Leasehold improvements	10

Leasehold improvements are depreciated by the straight-line method over the term of the lease (including reasonably certain options periods) or the estimated useful life of the improvements, whichever is shorter.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

INTANGIBLE ASSETS:
I.	INTANGIBLE ASSETS:

Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least once a fiscal year.

Amortization is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

% - Amortization Per Year
IP and technology	10 - 20
Customer relationships	12.5 - 20
License	5 - 20
Trademark	20

The Group evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss. For the year ended December 31, 2025, the Group recorded an impairment of $0.2 million. For the year ended December 31, 2024, the Group did not recognize an impairment, whereas for the year ended December 31, 2023, the Group recorded an impairment of $1.1 million (see Note 11).

EMPLOYEE BENEFITS LIABILITIES:
J.	EMPLOYEE BENEFITS LIABILITIES:

The Group has several employee benefits plans:

Defined contribution plan:

The majority of the employees of the Israeli subsidiary (eToro Ltd.) elected to be included under Section 14 of the Severance Compensation Act, 1963 (“Section 14”). According to Section 14, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies.

Payments in accordance with Section 14 release eToro Ltd. from any future severance obligation (under the abovementioned Israeli Severance Pay Law) with respect to those employees. The aforementioned deposits are not recorded as an asset in the Company’s statement of financial position. The liability recognized in respect of the defined contribution plan amounted to $550, $925 and $909 as of December 31, 2025, 2024 and 2023, respectively.

Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

EMPLOYEE INVESTMENT PLAN:
K.	EMPLOYEE INVESTMENT PLAN:

The Company’s employees are entitled to an employee investment account on the Company’s trading platform through participation in the Company’s employee investment plan. The Company provides its employees a non-withdrawable amount (“NWA”) which can only be used for trading on the Company’s platform. The NWA is provided to employees upon commencement of employment, annually and on an ad hoc basis upon management’s discretion. The profits earned by the employee on the trading platform, if any, can be withdrawn on a monthly basis. On an annual basis, 10% of the outstanding NWA balance is vested and, subject to terms and conditions of the plan, is recognized as earnings for employees who have completed more than three months of employment at such time. Employees cannot deposit funds into their account at any time.

When employees complete five years of employment, they will be able to use 100% of their NWA and profits net of the applicable taxes solely for the purpose of exercising their vested Company stock options, subject to the terms and conditions of the plan.

The Company records payroll expense in respect of the NWA over the employee’s vesting period and as the profits are earned by the employee. Payroll expense recorded in respect of the employee investment plan is $10,693, $8,045 and $5,705 for the years ended December 31, 2025 , 2024 and 2023, respectively. As of December 31, 2025 and 2024, the liability to employees in respect of the investment plan is $50,742, $43,399, respectively, included in accrued expenses and other payables.

SHARE-BASED PAYMENT TRANSACTIONS:
L.	SHARE-BASED PAYMENT TRANSACTIONS:

Employees of the Group and the Company’s board of directors receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees, including Employee Share Purchase Plan (ESPP), is measured by reference at the fair value of the equity instruments granted on grant date. Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards. The fair value is determined by using the Black-Scholes option-pricing model taking into account the terms and conditions upon which the instruments were granted. The fair value for ESPP is determined based on Monte Carlo simulation, taking into account the terms and conditions of the plan.

The cost of equity-settled transactions is recognized as expense, together with a corresponding increase in equity, over the period during which the relevant employees become entitled to the award, and where applicable, the performance conditions are fulfilled (the “vesting period”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is cancelled, it is accounted for as if it had vested on the cancelation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the cancelled grant and is identified as a replacement grant on the grant date, the cancelled and new grants are accounted for as a modification of the original grant, as described above.

REVENUE AND INCOME:
M.	REVENUE AND INCOME:

The Company’s revenue and income includes:

(1)	Revenue generated from sale of cryptoassets, staking and blockchain rewards detailed in Note N.(1) below.
(2)	Trading income from bid and ask spreads, net of trading costs presented as: a) net trading income (loss) from cryptoasset derivatives and b) net trading income from equities, commodities and currencies (“net trading income”) detailed below.
(3)	Net interest income from users, which include net interest income from users’ leveraged positions that stay open overnight and net interest income on users’ funds, detailed in N.(2) below.
(4)	Currency conversion and other income, detailed in Note N.(3) below; and
(5)	Other interest income includes income earned on the Company’s corporate cash and cash equivalents, which is calculated using the effective interest method.

Net trading income is derived from bid and ask spreads of buying and selling financial instruments or derivatives in cryptoassets, equities, commodities, and currencies, which may be fixed or variable depending on the underlying asset traded.

Trading costs include execution, clearing and custody costs, trading gains and losses from the Company’s principal activities and compensation costs.

Net trading income is accounted for under the provisions of IFRS 9, at fair value in accordance with IFRS 13, Fair Value Measurement, as the Company is a broker-trader, and its operations are based on generating a profit from variation in price of broker-traders’ margin and fair value adjustments of trading cryptoassets, commodities, currencies, and equities.

REVENUE FROM CONTRACTS WITH CUSTOMER:
N.	REVENUE FROM CONTRACTS WITH CUSTOMER:

Revenue is recognized when control of the promised goods or services is transferred to the users, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

(1)	Revenue from cryptoassets:

The Company sells cryptoassets to users and liquidity providers (LP’s), who meet the definition of customers under IFRS 15 for the said transactions and accordingly are recorded as revenue from cryptoassets.

The Company has a contract with its users upon the users’ placing a purchase order in the platform which is accepted by the Company. The Company may fulfil the purchase order by either purchasing cryptoassets from LP’s or from existing users that placed a sale order in the platform.

Revenue is recognized at the point in time in which control over the cryptoasset transfers to the user, which is typically when the cryptoasset is transferred to the omnibus account. The transaction price is collected from the user at the time the transaction is executed. Once the cryptoasset is transferred to the omnibus account, it is held in custody by the Company on behalf of the users.

Since the user can terminate the custody services at any time (i.e., when the position is closed), the term of these services is based on daily renewal options which are not considered material rights, since no fee is charged for these services. As such, effectively only one performance obligation exists in the Company’s contracts with its users for the purchase of cryptoassets by the users, which is the promise to execute a purchase order on behalf of its users.

Judgment is required in determining whether the Company is the principal or the agent in transactions with users. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the cryptoasset provided before it is transferred to the user (gross) or whether it acts as an agent by arranging for other users on the platform to provide the cryptoasset to the user (net). The Company controls the cryptoasset as it has the ability to direct the use of and obtain substantially all the benefits from the assets. When the Company acquires cryptoassets either from a LP or an existing user that placed a sale order, the Company has the ability to redirect that asset to provide it to another user other than the party originally intended, elect to hold that asset itself as an investment or sell that asset to a different LP for consideration. The Company has inventory risk from the time the user has placed an order in the platform until the cryptoasset is transferred to the omnibus account on behalf of the user. The Company has discretion in establishing the price and the pricing method in its contracts with customers. Therefore, the Company has determined to be the principal in these transactions and recognizes revenue on a gross basis.

As noted above, LP’s are also considered customers when the Company contracts a sale of cryptoassets to such LP’s. The Company considers such sales contracts as containing only one performance obligation which is satisfied at the point in time that the control over the cryptoassets is transferred to the LP’s. The Company is considered as the principal in these transactions with the LPs for the same reasons as described above. Therefore, the Company recognizes revenue on a gross basis on these transactions.

Staking rewards:

The Company generates revenue from staking rewards in which the Company participates in networks with proof-of-stake consensus algorithms through creating or validating blocks on the network using the staking validators that it controls. In exchange for participating in the consensus mechanism of these networks, the Company earns rewards in the form of the native token of the network. Once staking rewards are received, the Company retains a certain portion of the rewards and transfers the remaining amount to the relevant users. Each block creation or validation is a performance obligation. Revenue is recognized at the point in time when the block creation or validation is completed, and the rewards are transferred into a digital wallet that the Company controls. Revenue is measured based on the number of cryptoassets received and the fair value of the cryptoassets at contract inception.

The Company considers itself the principal in transactions with the blockchain networks since the Company can choose the resources it uses for the purpose of providing the validation services to the blockchain protocols. In addition, the Company has discretion regarding the operation of, and methodology associated with, staking for each type of staked cryptoasset. The Company has the right to terminate the staking services at any time and in its sole discretion. The Company also has discretion as to the amount distributed to users (if at all). Therefore, the Company presents such blockchain rewards recognized from staking on a gross basis.

Blockchain rewards:

The Company generates revenue from airdrops (“blockchain rewards”) which are distributed to the Company as part of promotional activities or participation in specific blockchain network initiatives. An airdrop typically involves the free distribution of cryptoassets to holders of particular cryptoassets. Upon receiving the airdropped cryptoassets in respect of users’ cryptoassets, the Company retains the cryptoassets for its own use and may transfer a portion of the cryptoassets received to the respective users. The cryptoassets are recognized at their fair value at the time they are received. The Company has discretion as to the amount distributed to users (if at all). Therefore, the Company determined it is the principal in the transaction and recognizes revenue from blockchain rewards of cryptoassets on a gross basis.

(2)	Net interest income from users:

The Company generates interest income from users’ leveraged positions which is derived from a fee charged on margin positions which remain open overnight when a user executes a margin transaction. The interest income is charged and recognized based on the notional value of the margin position and its duration.

The Company generates income from interest on users’ funds held in segregated accounts (which are not recognized on the balance sheet as discussed in note 2(f)), net of interest paid to users. The Company holds such funds primarily in bank deposits and in Qualified Money Market Funds (QMMFs).

(3)	Currency conversion and other income

Currency Conversion fees are generated through the eToro platform when users’ deposits and withdrawals are executed in non-U.S. dollars, a conversion fee is charged and recognized as income upon conversion. Other fees are principally generated from withdrawals of user funds.

(4)	Costs to obtain a contract

The Company has elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would otherwise have been recognized is one year or less.

COST OF REVENUE FROM CRYPTOASSETS:
O.	COST OF REVENUE FROM CRYPTOASSETS:

Cost of revenue from cryptoassets typically include: 1) the cost of cryptoassets purchased from LPs and existing users that placed a sale order in the platform, 2) and the portion of the staking rewards and blockchain rewards distributed to users and 3) change in fair value of cryptoassets held, net.

MARGIN INTEREST EXPENSE:
P.	MARGIN INTEREST EXPENSE:

Margin interest expense represents fees incurred by the Company on margin positions which remain open overnight when the Company executes margin transactions with counterparties.

RESEARCH AND DEVELOPMENT COSTS:
Q.	RESEARCH AND DEVELOPMENT COSTS:

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures that do not meet the above criteria are recognized in the consolidated statements of loss as incurred. For all periods presented, the Group did not capitalize any development costs as the technical feasibility criteria for capitalization was not met.

COUNTERPARTIES:
R.	COUNTERPARTIES:

The Group uses counterparties to hedge exposures arising from user transactions. Counterparties’ balances include cash held on account and financial derivative open positions and are classified as current assets and measured as financial assets at fair value through profit or loss. Any excess cash over the collateral requirements for derivative open positions, or available cash at cash accounts is classified as cash and cash equivalents.

The counterparties balance also includes USDT, USDC and BUSD Stable Coins which is accounted for as a financial instrument (“USD stable coins”); one unit of USDT, USDC and BUSD can be redeemed for one U.S. dollar on demand from the issuer.

CRYPTOASSETS:
S.	CRYPTOASSETS:

The Group’s cryptoassets are primarily traded in active trading platforms and are purchased with the intent to resell in the near future, generating a profit from the fluctuations in prices or margins. As a result, the Group has determined that its holding of cryptoassets should be accounted for under IAS 2, Inventories, as it meets the definition of a broker-trader. These inventories are principally acquired for the purpose of generating a profit from fluctuations in price or broker-traders’ margin and to economically hedge the Company’s exposure to cryptoassets derivatives. Under IAS 2, cryptoassets are measured at fair value less cost to sell, with changes in fair value recognized in “Cost of revenue from Cryptoassets”.

The Company uses major third-party exchanges with high volume and liquidity to measure the fair value of its cryptoassets. The exchange selected by the Company for each cryptoasset offers the highest volume and liquidity of trades (i.e., principal market). If a principal market does not exist (e.g., when the volume and liquidity of trades are similar between two or more different markets), the Company uses the most advantageous market. The most advantageous market offers high volume, liquidity of trades and the most favourable spread, maximizing the amount that would be received from selling the asset, net transaction costs.

PROVISIONS:
T.	PROVISIONS:

A provision in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”) is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

TAXES ON INCOME:
U.	TAXES ON INCOME:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

(1)	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date, as well as adjustments required in connection with the tax liability in respect of previous years. See Note 17(a) below for the applicable tax rates.

(2)	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. For further information, please refer to Note 17 below.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carry forward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

The taxes that would apply in the event that the investments in subsidiaries were realized were not taken into account in the calculation of the deferred taxes, since the Group intends to hold and develop these investments. In addition, the deferred taxes on distribution of earnings by subsidiaries as dividends were not taken into account, since the dividends are not taxable or since a decision has been made not to distribute taxable dividends in the foreseeable future.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

(3)	Uncertain tax positions:

Uncertain tax positions arise from tax positions applied by the Group which may be challenged by the tax authorities due to the complexity of the transaction or different interpretation of the tax laws, a claim for rectification brought by the Group, an appeal for a refund claimed from the tax authorities related to additional assessments or a tax investigation by the tax authorities. The Group recognizes its uncertain tax positions in the consolidated financial statements in accordance with IAS 12 Income Taxes and IFRIC 23 Uncertainty over Income Tax positions. The income tax asset is recognized if a tax refund is probable for taxes paid and levied by the tax authority, and the amount to be paid as a result of the tax investigation and others is recognized as a current tax payable.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

FINANCIAL INSTRUMENTS:
V.	FINANCIAL INSTRUMENTS:

Financial assets and financial liabilities are recognized in the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or the financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities are immediately recognized at fair value through profit or loss.

(1)	Financial assets:

Subsequent to their initial recognition, financial assets will be measured at amortized cost or at fair value, according to their classification.

A.	Classification of financial assets:

Debt instruments that meet the following conditions are subsequently measured at amortized cost:

●	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and.
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All other financial assets are subsequently measured at fair value through profit or loss (“FVTPL”).

B.	Derecognition of financial assets:

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.

When the Group enters into a pass-through arrangement (i.e., the Group agrees to receive cash flows and has a concurrent obligation to pay those cash flows to the eventual recipient), the Group accounts for the transaction as a transfer of a financial asset if, and only if, all of the following conditions are met:

●	The Group has no obligation to pay amounts to the eventual recipients unless it collects equivalent amounts from the original asset;
●	The Group is prohibited by the terms of the transfer arrangement from selling or pledging the original asset other than as security to the eventual recipients for the obligation to pay them cash flows; and,
●	The Group has an obligation to pass on or remit the cash flows that it has collected on behalf of the eventual recipients without material delay, is prohibited from reinvesting the cash flows received in the short settlement period between receiving them and remitting them to the eventual recipient in anything other than cash or cash equivalents and any interest earned on such investments must be passed on to the eventual recipients.
(2)	Financial liabilities and equity:

Financial instruments issued by the Group are classified as either financial liabilities or as equity instruments in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

A.	Equity instruments:

An equity instrument is any contract that evidences a residual interest in the assets of the entity after deducting all of its liabilities.

A financial instrument is an equity instrument if, and only if, the following conditions are met:

i.	The instrument includes no contractual obligation to deliver cash or another financial asset to another entity (other than upon a liquidation event), or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavourable to the issuer, or upon other events that are within the control of the issuer; and
ii.	If the instrument will or may be settled in the issuer’s own equity instruments, it is a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instrument, or it is a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

B.	Financial liabilities:

Financial liabilities are presented and measured either at amortized cost or at fair value through profit or loss.

Financial liabilities measured subsequently at amortized cost:

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

The fair value of the financial assets and liabilities measured at amortized cost, including; cash and cash equivalents, loans to users, other receivable and prepaid expenses, lease liabilities, accrued expenses and other payable, approximate their carrying amount.

Financial liabilities at fair value through profit or loss:

Financial liabilities are classified as at FVTPL when the financial liability is Contingent Consideration of an acquirer in a business combination, held for trading or it is designated as at FVTPL. A financial liability is classified as held for trading if:

●	it has been acquired principally for the purpose of repurchasing it in the near term;
●	on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or
●	it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.
C.	Derecognition of financial liabilities:

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

(3)	Derivative financial instruments non-designated as hedges:

The Group enters into contracts for derivative financial instruments to hedge its risks associated with users’ trading activity recorded in net trading income (see note 2r above).

Any gains or losses arising from changes in the fair values of other non-designated derivatives are recorded as finance income or expense in the statement of profit or loss.

(4)	Hedge accounting:

The Group designates certain derivatives as hedging instruments in respect of foreign currency risk in cash flow hedges.

At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is effective in offsetting changes in cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:

●	There is an economic relationship between the hedged item and the hedging instrument
●	The effect of credit risk does not dominate the value changes that result from that economic relationship.
●	The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the group actually hedges and the quantity of the hedging instrument that the group actually uses to hedge that quantity of hedged item

The Group designates the full change in the fair value of a forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognised immediately in finance and other expense, net.

Amounts previously recognised in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognised hedged item.

In addition, the Company uses financial instruments in order to hedge the changes in fair value of certain liabilities in respect of earnings related to employee investment plan. See note 2k.

(5)	Non-designated hedge accounting
The Company uses financial instruments in order to economically hedge the changes in fair value of certain liabilities in respect of earnings related to its employee investment plan. Although the Company does not apply hedge accounting for such financial instruments, changes in the fair value of these instruments are presented in the same line item, whereby the costs associated with the employee investment plan are presented.
FAIR VALUE MEASUREMENT:
W.	FAIR VALUE MEASUREMENT:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.
Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

LEASES:
X.	LEASES:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

(1)	The Group as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years	Mainly

Office space	1 – 15.75	15
(2)	Variable lease payments that depend on an index:

On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments. For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

(3)	Lease extension and termination options:

A non-cancellable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised, and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised. In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option as a result of a significant event or a significant change in circumstances that is within the control of the Company, the Company revises the lease term and remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized against the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

EQUITY:
Y.	EQUITY:
(1)	Treasury shares:

Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in the share premium. In November 2025, the Company entered an accelerated share purchase transaction, for further information see note 16.

NOT YET ADOPTED SIGNIFICANT NEW OR AMENDED IFRS STANDARS OR INTERPRETATIONS
Z.	NOT YET ADOPTED SIGNIFICANT NEW OR AMENDED IFRS STANDARS OR INTERPRETATIONS
(1)	IFRS 18 Presentation and Disclosures in Financial Statements:

IFRS 18 Presentation and Disclosure in Financial Statements was issued by the International Accounting Standards Board in April 2024. IFRS 18 is effective on January 1, 2027, and is required to be applied retrospectively to comparative periods presented, with early adoption permitted. IFRS 18, upon adoption replaces IAS Standards 1 - Presentation of Financial Statements.

IFRS 18 sets out new requirements focused on improving financial reporting by:

●	Requiring additional defined structure to the statement of profit or loss (i.e. consolidated statement of income), to reduce diversity in the reporting, by requiring five categories (operating, investing, financing, income taxes and discontinued operations) and defined subtotals and totals (operating income, income before financing, income taxes and net income),
●	Requiring disclosures in the notes to the financial statements about management-defined performance measures (i.e. non-IFRS measures), and
●	Adding new principles for aggregation and disaggregation of information in the primary financial statements and notes.

IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it might change what an entity reports as its ‘operating profit or loss’, due to the classification of certain income and expense items between the five categories of the consolidated income statement. It might also change what an entity reports as operating activities, investing activities and financing activities within the statement of cash flows, due to the change in classification of certain cash flow items between these three categories of the cash flows statement.

The Group is currently assessing the impact of adopting IFRS 18.

(2)	Amendments to the Classification and Measurement of Financial Instruments—Amendments to IFRS 9 and IFRS 7:

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the Amendments). The Amendments include:

●	A clarification that a financial liability is derecognised on the ‘settlement date’ and the introduction of an accounting policy choice (if specific conditions are met) to derecognise financial liabilities settled using an electronic payment system before the settlement date.
●	Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance (ESG) and similar features should be assessed.
●	Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments.
●	The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (OCI).

The Amendments are effective for annual periods starting on or after 1 January 2026 with early adoption permitted for classification of financial assets and related disclosures only.

The Group does not anticipate that the amendments will have a material effect on the Group’s financial statements.

(3)	Annual Improvements to IFRS Accounting Standards - Volume 11:

In July 2024, the IASB issued nine narrow scope amendments as part of its periodic maintenance of IFRS accounting standards. The amendments include clarifications, simplifications, corrections or changes to improve consistency in IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial instruments: Disclosure and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements and IAS 7 Statements of Cash Flows.

The amendments will be effective for reporting periods beginning on or after 1 January 2026. Earlier application is permitted and must be disclosed.

The amendments are not expected to have a material impact on the Group’s financial statements.